Short-Term Bank Loans - Additional Information (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short Term Borrowings [Abstract]
Principal amount outstanding	¥ 150,000,000	$ 22,988,506	¥ 60,000,000
Debt instrument, interest rate	4.60%	4.60%